Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets forth the relationship between executive compensation actually paid and the financial performance of the Company in accordance with SEC rules. It includes compensation for our Chief Executive Officer, or PEO
(Ms. Crevoiserat), our former Chief Executive Officer, or PEO (Mr. Zeitlin) for fiscal year 2021, and average compensation for our NEOs other than our PEOs, or the non-PEO NEOs.

Fiscal Year	Summary Compensation Table Total for Ms. Crevoiserat ($)(1)	Summary Compensation Table Total for Mr. Zeitlin ($)(1)	Compensation Actually Paid to Ms. Crevoiserat(1)(2)	Compensation Actually Paid to Mr. Zeitlin(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Net Sales (millions)
							Total Shareholder Return(3)	Index Total Shareholder Return(3)
2023	$14,489,503	NA	$21,941,536	NA	$3,867,451	$5,632,476	$361.01	$115.41	$936	$6,661
2022	$13,739,426	NA	$8,274,188	NA	$4,287,976	$2,782,806	$252.06	$122.52	$856	$6,685
2021	$12,548,591	$90,078	$32,598,067	$4,088,619	$3,713,352	$9,037,986	$339.92	$200.09	$834	$5,746
(1) The following individuals are our Named Executive Officers for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser
2021	Joanne Crevoiserat, Jide Zeitlin	Scott Roe, Todd Kahn, Tom Glaser, Liz Fraser, and Andrea Resnick
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021			FY2022		FY2023
	PEO - Ms. Crevoiserat	PEO - Mr. Zeitlin	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO
Summary Compensation table total for applicable year.	12,548,591	90,078	3,713,352	13,739,426	4,287,976	14,489,503	3,867,451
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(7,000,128)	—	(1,643,330)	(7,999,981)	(1,450,008)	(10,697,190)	(2,202,810)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	21,419,529	—	4,663,363	8,497,875	1,630,676	13,691,229	2,817,782
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—	—	—	—	—	—
	FY 2021			FY2022		FY2023
	PEO - Ms. Crevoiserat	PEO - Mr. Zeitlin	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	5,529,556	4,043,540	2,171,996	(5,771,208)	(1,620,777)	2,892,113	701,637
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	100,519	68,499	132,605	(191,924)	(65,061)	1,707,249	483,405
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	(113,498)	—	—	—	(141,368)	(34,989)
Compensation Actually Paid	32,598,067	4,088,619	9,037,986	8,274,188	2,782,806	21,941,536	5,632,476
(3) TSR is cumulative for the measurement periods beginning on June 27, 2020 and ending on July 3, 2021, July 2, 2022, and July 1, 2023, calculated in accordance with Item 201(e) of Regulation S-K. The Index TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index in our Form 10-K.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1) The following individuals are our Named Executive Officers for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser
2021	Joanne Crevoiserat, Jide Zeitlin	Scott Roe, Todd Kahn, Tom Glaser, Liz Fraser, and Andrea Resnick

Peer Group Issuers, Footnote [Text Block]
(3) TSR is cumulative for the measurement periods beginning on June 27, 2020 and ending on July 3, 2021, July 2, 2022, and July 1, 2023, calculated in accordance with Item 201(e) of Regulation S-K. The Index TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index in our Form 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021			FY2022		FY2023
	PEO - Ms. Crevoiserat	PEO - Mr. Zeitlin	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO
Summary Compensation table total for applicable year.	12,548,591	90,078	3,713,352	13,739,426	4,287,976	14,489,503	3,867,451
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(7,000,128)	—	(1,643,330)	(7,999,981)	(1,450,008)	(10,697,190)	(2,202,810)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	21,419,529	—	4,663,363	8,497,875	1,630,676	13,691,229	2,817,782
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—	—	—	—	—	—
	FY 2021			FY2022		FY2023
	PEO - Ms. Crevoiserat	PEO - Mr. Zeitlin	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	5,529,556	4,043,540	2,171,996	(5,771,208)	(1,620,777)	2,892,113	701,637
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	100,519	68,499	132,605	(191,924)	(65,061)	1,707,249	483,405
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	(113,498)	—	—	—	(141,368)	(34,989)
Compensation Actually Paid	32,598,067	4,088,619	9,037,986	8,274,188	2,782,806	21,941,536	5,632,476

Non-PEO NEO Average Total Compensation Amount	$ 3,867,451	$ 4,287,976	$ 3,713,352
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,632,476	2,782,806	9,037,986
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021			FY2022		FY2023
	PEO - Ms. Crevoiserat	PEO - Mr. Zeitlin	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO
Summary Compensation table total for applicable year.	12,548,591	90,078	3,713,352	13,739,426	4,287,976	14,489,503	3,867,451
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(7,000,128)	—	(1,643,330)	(7,999,981)	(1,450,008)	(10,697,190)	(2,202,810)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	21,419,529	—	4,663,363	8,497,875	1,630,676	13,691,229	2,817,782
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—	—	—	—	—	—
	FY 2021			FY2022		FY2023
	PEO - Ms. Crevoiserat	PEO - Mr. Zeitlin	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO	PEO – Ms. Crevoiserat	Avg. non- PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	5,529,556	4,043,540	2,171,996	(5,771,208)	(1,620,777)	2,892,113	701,637
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	100,519	68,499	132,605	(191,924)	(65,061)	1,707,249	483,405
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	(113,498)	—	—	—	(141,368)	(34,989)
Compensation Actually Paid	32,598,067	4,088,619	9,037,986	8,274,188	2,782,806	21,941,536	5,632,476

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay versus Performance Relationship

See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) the total stockholder return of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022 and 2023.
Because our TSR outperformed the TSR of our industry index by a factor of more than 17 times, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022 and 2023. While we are extremely pleased with our strong absolute and relative TSR performance over the last three years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.

	FY 2020	FY 2021	FY 2022	FY 2023
Tapestry TSR	$100	$339.92	$252.06	$361.01
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$200.09	$122.52	$115.41
PEO Compensation Actually Paid - Zeitlin		$4,088,619	NA	NA
PEO Compensation Actually Paid - Crevoiserat		$32,598,067	$8,274,188	$21,941,536
Avg non-PEO NEO Compensation Actually Paid		$9,037,986	$2,782,806	$5,632,476

Compensation Actually Paid vs. Net Income [Text Block]
Pay versus Performance Relationship

See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) the total stockholder return of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022 and 2023.
Because our TSR outperformed the TSR of our industry index by a factor of more than 17 times, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022 and 2023. While we are extremely pleased with our strong absolute and relative TSR performance over the last three years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.
The chart below provides a comparison between (i) Tapestry’s Net Income and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years ended July 3, 2021, July 2, 2022, and July 1, 2023.

	FY 2021	FY 2022	FY 2023
Net Income (in millions)	$834	$856	$936
PEO Compensation Actually Paid - Zeitlin	$4,088,619	NA	NA
PEO Compensation Actually Paid - Crevoiserat	$32,598,067	$8,274,188	$21,941,536
Avg non-PEO NEO Compensation Actually Paid	$9,037,986	$2,782,806	$5,632,476

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay versus Performance Relationship

See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) the total stockholder return of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022 and 2023.
Because our TSR outperformed the TSR of our industry index by a factor of more than 17 times, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022 and 2023. While we are extremely pleased with our strong absolute and relative TSR performance over the last three years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.
The chart below provides a comparison between (i) Tapestry’s Net Sales and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022 AND 2023.

	FY 2021	FY 2022	FY 2023
Net Sales (in millions)	$5,746	$6,685	$6,661
PEO Compensation Actually Paid - Zeitlin	$4,088,619	NA	NA
PEO Compensation Actually Paid - Crevoiserat	$32,598,067	$8,274,188	$21,941,536
Avg non-PEO NEO Compensation Actually Paid	$9,037,986	$2,782,806	$5,632,476

Total Shareholder Return Vs Peer Group [Text Block]
Pay versus Performance Relationship

See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) the total stockholder return of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022 and 2023.
Because our TSR outperformed the TSR of our industry index by a factor of more than 17 times, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022 and 2023. While we are extremely pleased with our strong absolute and relative TSR performance over the last three years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.

	FY 2020	FY 2021	FY 2022	FY 2023
Tapestry TSR	$100	$339.92	$252.06	$361.01
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$200.09	$122.52	$115.41
PEO Compensation Actually Paid - Zeitlin		$4,088,619	NA	NA
PEO Compensation Actually Paid - Crevoiserat		$32,598,067	$8,274,188	$21,941,536
Avg non-PEO NEO Compensation Actually Paid		$9,037,986	$2,782,806	$5,632,476

Tabular List [Table Text Block]
Performance Measures
The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during fiscal year 2023.

Company-selected performance measures
Net Sales
Operating Income
Gross Margin
Return on Invested Capital
Relative Total Shareholder Return
Equity, Inclusion and Diversity

Total Shareholder Return Amount	$ 361.01	252.06	339.92
Peer Group Total Shareholder Return Amount	115.41	122.52	200.09
Net Income (Loss)	$ 936,000,000	$ 856,000,000	$ 834,000,000
Company Selected Measure Amount	6,661,000,000	6,685,000,000	5,746,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Equity, Inclusion and Diversity
Joanne Crevoiserat [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,489,503	$ 13,739,426	$ 12,548,591
PEO Actually Paid Compensation Amount	$ 21,941,536	$ 8,274,188	$ 32,598,067
PEO Name	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat
Jide Zeitlin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 90,078
PEO Actually Paid Compensation Amount			$ 4,088,619
PEO Name			Jide Zeitlin
PEO [Member] | Joanne Crevoiserat [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,697,190)	$ (7,999,981)	$ (7,000,128)
PEO [Member] | Joanne Crevoiserat [Member] | Increase Based on ASC Topic 718 Fair Value of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End, Determined as of Applicable Year End RSU Values Include Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,691,229	8,497,875	21,419,529
PEO [Member] | Joanne Crevoiserat [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Joanne Crevoiserat [Member] | Increase/Deduction for Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,892,113	(5,771,208)	5,529,556
PEO [Member] | Joanne Crevoiserat [Member] | Increase/Deduction for Awards Granted in Prior Years that Vested During the Applicable Year, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,707,249	(191,924)	100,519
PEO [Member] | Joanne Crevoiserat [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(141,368)	0	0
PEO [Member] | Jide Zeitlin [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jide Zeitlin [Member] | Increase Based on ASC Topic 718 Fair Value of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End, Determined as of Applicable Year End RSU Values Include Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jide Zeitlin [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jide Zeitlin [Member] | Increase/Deduction for Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,043,540
PEO [Member] | Jide Zeitlin [Member] | Increase/Deduction for Awards Granted in Prior Years that Vested During the Applicable Year, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			68,499
PEO [Member] | Jide Zeitlin [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(113,498)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,202,810)	(1,450,008)	(1,643,330)
Non-PEO NEO [Member] | Increase Based on ASC Topic 718 Fair Value of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End, Determined as of Applicable Year End RSU Values Include Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,817,782	1,630,676	4,663,363
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	701,637	(1,620,777)	2,171,996
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted in Prior Years that Vested During the Applicable Year, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	483,405	(65,061)	132,605
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (34,989)	$ 0	$ 0